Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
	Rate of Interest (%)	2019	2018
Lease liabilities	3.35	859	12
Current portion of lease liabilities	3.06	214	8
Total		1,073	20